Warrants (Details) - $ / shares	Mar. 03, 2021	Jun. 30, 2024	Jun. 30, 2023
Warrants [Abstract]
Warrants issued and outstanding	2,666,666
Shares per share (in Dollars per share)	$ 6
Warrant shares outstanding		2,666,666	2,666,666
Warrant shares issued		2,666,666	2,666,666